Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
ACCOUNTING POLICIES
Property, plant and equipment

a)    Property, plant and equipment

Property, plant and equipment are measured, with general character, at acquisition cost, net of accumulated depreciation and any impairment losses they may have experienced. In addition to the price paid to acquire each item, the cost also includes, where applicable, the following concepts:

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Financing expenses accrued during the construction period that are directly attributable to the acquisition, construction, or production of qualified assets, which require a substantial period of time before being ready for use such as, for example, electricity generation or distribution facilities. The Group defines “substantial period” as one that exceeds twelve months. The interest rate used is that of the specific financing or, if none exists, the weighted average financing rate of the company carrying out the investment (see Note 17.2.a).

-	Employee expenses directly related to construction in progress (see Note 17.2.b).
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Future disbursements that the Group will have to incur to close its facilities are added to the value of the asset at fair value, recognizing the corresponding provision for dismantling or restoration. The Group reviews its estimate of these future disbursements on an annual basis, increasing or decreasing the value of the asset based on the results of this estimate (see Note 23.b).

Items for construction work in progress are transferred to operating assets once the testing period has been completed and they are available for use, at which time depreciation begins.

Expansion, modernization or improvement costs that represent an increase in productivity, capacity or efficiency, or a longer useful life are capitalized as increasing the cost of the corresponding assets.

The replacement or overhaul of entire components that increase the asset’s useful life or economic capacity are recorded as an increase in cost for the respective assets, derecognizing the replaced or overhauled components.

Expenditures for periodic maintenance, conservation and repair are recognized directly as an expense for the year in which they are incurred.

The Group, based on the outcome of impairment testing performed as explained in Note 3.d, considers that the carrying amount of assets does not exceed their recoverable amount.

Property, plant and equipment, net of its residual value, is depreciated by distributing the cost of the different items that comprise it on a straight-line basis over its estimated useful life, which is the period during which the Group expects to use the assets. Useful life estimates and residual values are reviewed on an annual basis and if appropriate, adjusted prospectively.

In addition, the Group recognizes right-of-use assets for leases relating to property, plant and equipment in accordance with the criteria established in Note 3.e.

The following are the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Categories of Property, plant and equipment	Years of estimated useful lives
Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Coal / fuel plants	20 – 40
Combined cycle plants	10 – 25
Renewable energy power plants	20
Natural gas transport facilities:
Pipelines	20

Land is not depreciated since it has an indefinite useful life, unless it relates to a right of use asset in which case it is depreciated over the term of the lease.

An item of property, plant and equipment is derecognized when it is sold or otherwise disposed of, or when no future economic benefits are expected from its use, sale or other disposal.

Gains or losses that arise from the sale or disposal of items of Property, plant, and equipment are recognized as “Other gains (losses)” in the comprehensive income statement and are calculated by deducting the net carrying amount of the asset and any sales expenses from the amount received in the sale.

Goodwill

b)    Goodwill

Goodwill arising from business combinations, and reflected upon consolidation, represents the excess value of the consideration paid plus the amount of any non-controlling interests over the Group’s share of the net value of the assets acquired and liabilities assumed, measured at fair value at the acquisition date. If the accounting for a business combination is completed within the following year after the acquisition date, and thus the goodwill determination as well, the entity recognizes the corresponding adjustments to the provisional amounts as if the accounting for the business combination had been completed at the acquisition date (see Note 2.7.1).

Goodwill arising from acquisition of companies with functional currencies other than the Chilean peso is measured in the functional currency of the acquired company and translated to Chilean pesos using the exchange rate effective as of the date of the statement of financial position.

Goodwill is not amortized; instead, at the end of each reporting period or when there are indicators that an impairment might have occurred, the Group estimates whether any impairment loss has reduced its recoverable amount to an amount less than the carrying amount and, if so, an impairment loss is immediately recognized in profit or loss (see Note 3.d).

Intangible assets other than goodwill

c)    Intangible assets other than goodwill

Intangible assets are initially recognized at their acquisition cost or production cost, and are subsequently measured at their cost, net of their accumulated amortization and impairment losses they may have experienced.

Intangible assets are amortized on a straight line basis during their useful lives, starting from the date when they are ready for use, except for those with an indefinite useful life, which are not amortized. As of December 31, 2019 and 2018, there are no significant intangible assets with an indefinite useful life.

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal.

Gains or losses arising from sales of intangible assets are recognized in profit or loss for the period and are determined as the difference between the sale value and the net book value of the asset.

The criteria for recognizing these assets’ impairment losses and, if applicable, recovery of impairment losses recorded in previous periods are explained in Note 3.d below.

c.1) Research and development expenses

The Group recognizes the costs incurred in a project’s development phase as intangible assets in the statement of financial position as long as the project’s technical feasibility and future economic benefits have been demonstrated.

Research costs are recorded as an expense in the consolidated statement of comprehensive income in the period in which they are incurred.

c.2) Other intangible assets

Other intangible assets correspond to computer software, water rights, and easements. They are initially recognized at acquisition or production cost and are subsequently measured at cost less accumulated amortization and impairment losses, if any.

Computer software is amortized (on average) over four years. Certain easements and water rights have indefinite useful lives and, are therefore, not amortized.

Impairment of non-financial assets

d)    Impairment of non-financial assets

During the year, and principally at the end of each reporting period, the Group evaluates whether there is any indication that an asset has been impaired. If any such indication exists, the Group estimates the recoverable amount of that asset to determine the amount of the impairment loss. In the case of identifiable assets that do not generate cash flows independently, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which the asset belongs, which is understood to be the smallest identifiable group of assets that generates independent cash inflows.

Notwithstanding the preceding paragraph, in the case of CGUs to which goodwill or intangible assets with indefinite useful lives have been allocated, a recoverability analysis is performed routinely at each period end.

The criteria used to identify the CGUs are based, in line with the strategic and operational vision of management, on the specific characteristics of the business, on the operating standards and regulations of the market in which the Group operates and on the corporate organization.

Recoverable amount is the higher of fair value less costs of disposal and value in use, which is defined as the present value of the estimated future cash flows. In order to calculate the recoverable amount of Property, plant, and equipment, as well as of goodwill, and intangible assets, at the level of each CGU, the Group uses value in use criteria in practically all cases.

To estimate value in use, the Group prepares future pre-tax cash flow projections based on the most recent budgets available. These budgets incorporate management’s best estimates of a CGUs revenue and costs using sector projections, past experience and future expectations.

In general, these projections cover the next five years, estimating cash flows for subsequent years by applying reasonable growth rates which, in no case, are increasing rates nor exceed the average long-term growth rates for the particular sector and country in which the Group operates. As of December 31, 2019 future cash flows projections were extrapolated using the growth rate of 3.0%.

Future cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate. As of December 31, 2019, the Group applied the pre-tax discount rate of 10.7%, expressed in nominal terms.

The Company’s approach to allocate value to each key element used to project cash flows, considers:

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Evolution of demand: the growth estimate has been calculated based on the projected increase of the Gross Domestic Product (GDP), in addition to other assumptions used by the Company regarding the evolution of consumption.

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Energy purchase and sale prices: based on specifically developed internal projection models. The price of the planned “pool” is estimated by considering a series of determining factors, such as the various technologies’ costs and productions and electricity demand, among other items.

•

Regulatory measures: an important part of the Company’s business is regulated and subject to extensive standards, which could undergo revisions, either as a result of new laws or the amendment of existing ones, and therefore the projections include adequate application of the current standards and those that are currently in development, and those expected to be valid during the projected period.

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Installed capacity: in the estimate of the Group’s installed capacity, the existing facilities are taken into account, as well as the plans for both increasing and closing down capacity. The investment plan is constantly updated based on the evolution of the business, quality of service regulations determined by the regulator and changes in the business development strategy adopted by Management. The necessary investments are taken into account to maintain the installed capacity in appropriate operating conditions.

•	Hydrology and NCRE: the projections are made from historical series of meteorological conditions and, based on them, an average year is projected.

•

Fuel costs: to estimate fuel costs, existing supply contracts are taken into account and long-term projections of oil, gas or coal prices are made, based on forward markets and available analyst estimates.

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Fixed costs: they are projected considering the foreseen level of business, both in terms of the evolution of the workforce (considering salary raises in line with the CPI), and in term of other operating and maintenance costs, the level of projected inflation and long-term existing maintenance or other contracts.  The efficiencies that the Group is adopting over time are also considered, such as those that arise from the initiatives of digitalization of internal processes.

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External sources are always considered to check  hypotheses related to the macroeconomic environment such as price developments, GDP growth, demand, inflation, interest rates and exchange rates, among others.

Past experience has demonstrated the reliability of the Company's projections, which allows the key assumptions to be based on historical information. During 2019 the deviations observed with respect to the expectations established in the projections used to conduct the impairment tests as of December 31, 2018 have not been significant and the cash flows generated in 2019 were similar to those expected for that year, with the exception of the effect of the agreement signed in June 2019 between Enel Generación Chile and the Ministry of Energy for the progressive withdrawal of generating units running on coal (see Note 17.5.1) and the effect of Law 21,185, approved in October 2019, which establishes the mechanism for stabilizing electricity prices for customers subject to rate regulation (see Notes 4 and 10).

If the recoverable amount of the CGU is less than the net carrying amount of the asset, the corresponding impairment loss is recognized for the difference, and charged to “Reversal of impairment loss (impairment loss) recognized in profit or loss” in the consolidated statement of comprehensive income. The impairment is first allocated to the CGUs goodwill carrying amount, if any, and then to the other assets comprising it, prorated on the basis of the carrying amount of each one, limited to its fair value less costs of disposal, or its value in use, a negative amount may not be obtained.

Impairment losses recognized in prior periods for an asset other than goodwill are reversed, if and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount and crediting profit or loss, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset. In the case of goodwill, impairment losses are not reversed.

Leases

e)    Leases

In order to determine whether an arrangement is, or contains, a lease, the Group assesses the economic substance of the agreement, assessing whether the agreement conveys the right to control the use of an identified asset for a period of time in exchange for consideration.  Control is considered to exist if the customer has i) the right to obtain substantially all the economic benefits arising from the use of an identified asset; and ii) the right to direct the use of the asset.

When the Group acts as lessee, at the commencement of the lease (i.e. on the date on which the underlying asset is available for use) it records a right-of-use asset and a lease liability in the statement of financial position.

The Group initially recognizes right-of-use assets at cost. The cost of right-of-use assets comprises: (i) the amount of the initial measurement of the lease liability; (ii) lease payments made until the commencement date less lease incentives received; (iii) initial direct costs incurred; and (iv) the estimate of decommissioning or restoration costs.

Subsequently, the right-of-use asset is measured at cost, adjusted by any new measurement of the lease liability, less accumulated depreciation and accumulated impairment losses. A right-of-use asset is depreciated on the same terms as other similar depreciable assets if there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If there is no such certainty, the asset is depreciated over the shorter of the asset’s useful life or the lease term.  The same criteria detailed in Note 3.d are applied to determine whether the right-of-use asset has become impaired.

The lease liability is initially measured at the present value of the lease payments, discounted at the company’s incremental lending rate, if the interest rate implicit in the lease cannot be readily determined. The lease payments included in the measurement of the liability comprise: (i) fixed payments, less any lease incentive receivable; (ii) variable lease payments that depend on an index or rate; (iii) residual value guarantees; (iv) purchase option exercise price if it is reasonably certain the Group will exercise that option; and (v) lease termination penalties, if any.

After the start date, the lease liability increases to reflect the accrual of interest and is reduced by the lease payments made. In addition, the carrying amount of the liability is remeasured if there is a change in the terms of the lease (changes in the lease term, in the amount of expected payments related to a residual value guarantee, in the evaluation of a purchase option or in an index or rate used to determine lease payments). Interest expense is recognized as finance cost and distributed over the years making up the lease period, so that a constant interest rate is obtained in each year on the outstanding balance of the lease liability.

Short-term leases of one year or less or leases of low value assets are exempted from the application of the recognition criteria described above, recording the payments associated with the lease as expense on a straight-line basis over the term of the lease.

When the Group acts as lessor, it classifies at the inception of the agreement the lease as operating or finance, based on the substance of the transaction. Leases in which all the risks and rewards inherent to the ownership to the underlying asset are substantially transferred are classified as finance leases. All other leases are classified as operating leases.

In the case of finance leases, at the inception date, the company recognizes in its statement of financial position the assets held under finance leases and presents them as an account receivable, equal in value to the net investment in the lease, calculated as the sum of the present value of the lease payments and the present value of any accrued residual value, discounted at the interest rate implicit in the lease. Subsequently, finance income is recognized over the term of the lease, based on a model that reflects a constant rate of return on the net financial investment made in the lease.

In the case of operating leases, lease payments are recognized as income on a straight-line basis over the lease term, unless some other systematic basis of allocation is more representative. The initial direct costs incurred in obtaining an operating lease are added to the book value of the underlying asset and are recognized as expense throughout the lease period, applying the same basis as for rental income.

Financial instruments

f)    Financial instruments

Financial instruments are contracts that give rise to both a financial asset in one entity and a financial liability or equity instrument in another entity.

f.1) Financial assets other than derivatives

The Group classifies its non-derivative financial assets, whether permanent or temporary, excluding investments accounted for using the equity method (see Notes 3.h and 14) and non-current assets and disposal groups held for sale or distribution to owners (see Note 3.j), into three categories.

i)

Amortized cost: This category includes the financial assets that meet the following conditions (i) the business model that supports it aims to maintain the financial assets to obtain the contractual cash flows, and (ii) the contractual terms of financial assets give rise on specific dates to cash flows that are solely payments of principal and interest (SPPI criterion).

Financial assets that meet the conditions established in IFRS 9, to be valued at amortized cost in the Group are: accounts receivable, loans and cash equivalents. These assets are recorded at amortized cost, which is the initial fair value , less repayments of principal, plus uncollected accrued interest, calculated using the effective interest rate method.

The effective interest rate method is a method of calculating the amortized cost of a financial asset or a financial liability (or a group of financial assets or financial liabilities) and allocating the  finance income or financial expenses throughout the relevant period. The effective interest rate is the discount rate that exactly matches the estimated cash flows to be received or paid over the expected useful life of the financial instrument (or, when appropriate, in a shorter period of time), with the net carrying amount of the financial asset or financial liability.

ii)

Financial Assets Recorded at Fair Value through Other Comprehensive Income: This category includes the financial assets that the meet the following conditions: (i) they are classified in a business model, the purpose of which is to maintain the financial assets both to collect the contractual cash flows and to sell them, and (ii) the contractual conditions comply with the SPPI criterion.

These investments are recognized in the consolidated statement of financial position at fair value when it is possible to determine reliably. In the case of holdings  in unlisted companies or companies with  low liquidity, it is usually not possible to determine the fair value reliably. Therefore, when this  circumstance occurs, such holdings are valued at their acquisition cost or for a lower amount if there is evidence of their impairment.

Changes in fair value, net of  their tax,  effect, are recorded in the consolidated statement of comprehensive income: Other comprehensive income, until such time as  the disposal of these financial assets takes place, at which time the accumulated amount in this section is fully posted in the results for the period, with the exception of investments in equity instruments where the accumulated other comprehensive balance is reclassified to retained earnings.

In the event that the fair value is lower than the acquisition cost, if there is objective evidence that the asset has suffered an impairment that cannot be considered as temporary, the difference is recorded directly in the losses for the period.

iii)

Financial Assets Recorded at Fair Value through Profit or Loss: This category includes the trading portfolio of the financial assets that have been allocated as such upon their initial recognition and which are administered and assessed according to the fair value criterion, and the financial assets that do not meet the conditions to be classified in the two above categories.

They are valued at fair value in the consolidated statement of financial position and any changes in value are recorded directly in profit or loss when they occur.

f.2) Cash and cash equivalents

This item within the consolidated statement of financial position includes cash and bank balances, time deposits, and other highly liquid investments (with original maturity of less than or equal to 90 days) that are readily convertible to cash and are subject to insignificant risk of changes in value.

f.3) Impairment of financial assets

Under IFRS 9, the Group applies an impairment model based on expected credit losses, based on the Group's past history, existing market conditions, and prospective estimates at the end of each reporting period. The new impairment model is applied to financial assets measured at amortized cost and those measured at fair value through other comprehensive income, except for investments in equity instruments.

The expected credit loss, determined considering Probability of Default (PD), Loss Given Default (LGD) and Exposure at Default (EAD), is the difference between all cash flows that are owed under the contract and all the cash flows that are expected to be received (that is, all cash deficiencies), discounted at the original effective interest rate.

To determine the expected credit losses the Group applies two separate approaches:

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General approach: applied to financial assets other than trade accounts receivable, contractual assets or lease receivables. This approach is based on the evaluation of significant increases in the credit risk of financial assets, from the date of initial recognition. If on the date of issuance of the financial statements the credit risk has not increased significantly, the impairment losses are measured by reference to the expected credit losses in the next 12 months; If, on the contrary, the credit risk has increased significantly, the impairment is measured considering the expected credit losses throughout the lifetime of the asset.

In general, the measurement of expected credit losses under the general approach is performed on an individual basis.

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Simplified approach: applied to trade receivables, contract assets and lease receivables. The impairment provision is always recognized by reference to the lifetime expected credit losses for the asset. This is the Group’s most commonly applied approach since trade receivables represent the main financial asset of Enel Generación Chile and its subsidiary.

For trade account receivables, contract assets and account receivables for leases, the Group mainly conducts an individual evaluation to determine the expected credit losses. Given the regulatory context and the type of business in which the Company operates, Management has considered that the accounts receivables are individually significant, and therefore applies an analytical approach to each of them. For the individual evaluation, the Probability of Default (PD) is obtained mainly from an external provider.

Based on the reference market and the regulatory context of the sector, as well as the recovery expectations after 90 days, for such accounts receivable, the Group mainly applies a predetermined definition of 180 days after the due date as “in default” to determine the expected credit losses, since this is considered an effective indicator of a significant increase in credit risk. Therefore, financial assets that are of more than 90 days old are generally not considered to be in default.

Based on specific evaluations of Management, the prospective adjustment can be applied considering qualitative and quantitative information to reflect possible future events and macroeconomic scenarios, which may affect the risk of the portfolio or the financial instrument.

f.4) Financial liabilities other than derivatives

Financial liabilities with general character are recognized based on cash received, net of any costs incurred in the transaction. In subsequent periods, these obligations are measured at their amortized cost using the effective interest rate method (see Note 3.f.1).

Lease liabilities are initially measured at the present value of future lease payments, determined in accordance with the criteria described in Note 3.e.

In the particular case that a liability is the hedged item in a fair value hedge, as an exception, such liability is measured at its fair value for the portion of the hedged risk.

In order to calculate the fair value of debt, both when it is recorded in the statement of financial position and for fair value disclosure purposes as shown in Note 21, debt has been divided into fixed interest rate debt (hereinafter “fixed-rate debt”) and variable interest rate debt (hereinafter “floating-rate debt”). Fixed-rate debt is that on which fixed-interest coupons established at the beginning of the transaction are paid explicitly or implicitly over its term. Floating-rate debt is that debt issued at a variable interest rate, i.e., each coupon is established at the beginning of each period based on the reference interest rate. All debt has been measured by discounting expected future cash flows with a market interest rate curve based on the payment currency.

f.5) Derivative financial instruments and hedge accounting

Derivatives held by the Group are transactions entered into to hedge interest and/or exchange rate risk, intended to eliminate or significantly reduce these risks in the underlying transactions being hedged.

Derivatives are recorded at fair value at the end of each reporting period as follows: if their fair value is positive, they are recorded within “Other financial assets”; and if their fair value is negative, they are recorded within “Other financial liabilities”. For derivatives on commodities, the positive fair value are recorded in “Trade and other receivables”, and negative fair values is recognized in “Trade and other payables”.

Changes in fair value are recorded directly in profit or loss, except when the derivative has been designated for hedge accounting purposes as a hedge instrument (in a cash flow hedge) and all of the conditions for applying hedge accounting established by IFRS are met, including that the hedge be highly effective. In this case, changes are recognized as follows:

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Fair value hedges: The underlying portion for which the risk is being hedged (hedged risk) and the hedge instrument are measured at fair value, and any changes in value of both items are recognized in the consolidated statement of comprehensive income by offsetting the effects in the same comprehensive income statement account.

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Cash flow hedges: Changes in the fair value of the effective portion of the hedged item and hedge instrument are recognized in other comprehensive income and accumulated in an equity reserve known as “Reserve for cash flow hedges”. The cumulative loss or gain in this reserve is transferred to the consolidated statement of comprehensive income to the extent that the hedged item impacts the consolidated statement of comprehensive income because of the hedged risk, offsetting the effect in the same comprehensive income statement account. Gains or losses from the ineffective portion of the hedge relationship are recognized directly in the consolidated statement of comprehensive income.

Hedge accounting is discontinued only when the hedging relationship (or a part of the relationship) fails to meet the required criteria, after making any rebalancing of the hedging relationship, if applicable. If it is not possible to continue the hedging relationship, including when the hedging instrument expires, is sold, settled or exercised, any gain or loss accumulated in equity at that date remains in equity until the projected transaction affects the statement of comprehensive income. When a projected transaction is no longer expected to occur, the gain or loss accumulated in equity is immediately transferred to the income statement.

The Group does not apply hedge accounting to its foreing investments.

As a general rule, long-term commodity purchases or sales agreements are recognized in the consolidated statement of financial position at their fair value at the end of each reporting period, recognizing any differences in value directly in profit or loss, except for, when all of the following conditions are met:

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The sole purpose of the agreement is for its own use, which is understood as: (i) in the case of fuel purchase agreements such use is to generate electricity; (ii) in the case of electrical energy purchased for sale, its sale is to the end-customers; and, (iii) in the case of electricity sales its sale is to the end-customers.

-	The Group’s future projections evidence the existence of these agreements for own use.
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Past experience with agreements evidence that they are “own use” agreements, except in certain isolated cases when for exceptional reasons or reasons associated with logistical issues, they have been used for other purposes beyond the control and expectations of the Group.

-	The agreement does not stipulate net settlement and the parties have not made it a practice to net settle similar contracts in the past.

The long-term commodity purchase or sale agreements maintained by the Group, which are mainly for electricity, fuel, and other supplies, meet the conditions described above. Thus, the purpose of fuel purchase agreements is to use them to generate electricity, electricity purchase contracts are used to sell to end-customers, and electricity sale contracts are used to sell the Group’s own products.

The Group also evaluates the existence of derivatives embedded in contracts or financial instruments to determine if their characteristics and risk are closely related to the host contract, provided that when taken as a whole they are not being accounted for at fair value. If they are not closely related, they are recorded separately and changes in value are accounted for directly in the statement of comprehensive income.

f.6) Derecognition of financial assets and liabilities

Financial assets are derecognized when:

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The contractual rights to receive cash flows from the financial asset expire or have been transferred or, if the contractual rights are retained, the Group has assumed a contractual obligation to pay these cash flows to one or more recipients.

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The Group has substantially transferred all the risks and rewards of ownership of the financial asset, or, if it has neither transferred nor retained substantially all the risks and rewards, when it does not retain control of the financial asset.

Transactions in which the Group retains substantially all the inherent risks and rewards of ownership of the transferred asset, it continues recognizing the transferred asset in its entirety and recognizes a financial liability for the consideration received. Transactions costs are recognized in profit and loss by using the effective interest method (see Note 3.f.1).

Financial liabilities are derecognized when they are extinguished, that is, when the obligation arising from the liability has been paid or cancelled, or has expired. An exchange for a debt instrument with substantially different conditions, or a substantial modification in the current conditions of an existing financial liability (or a part thereof), is recorded as a cancellation of the original financial liability, and a new financial liability is recognized instead.

f.7) Offsetting financial assets and liabilities

The Group offsets financial assets and liabilities, and the net amount is presented in the statement of financial position only when:

-	there is a legally binding right to offset the recognized amounts; and
-	the Company intends to settle them on a net basis, or to realize the asset and settle the liability simultaneously.

The right of offset may only be legally enforceable in the normal course of business, or in the event of default, or in the event of insolvency or bankruptcy, of one or all of the counterparties.

f.8) Financial guarantee contracts

The financial guarantee contracts, defined as the guarantees issued by the Group to third parties, are initially measured at their fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee.

Subsequent to initial recognition, financial guarantee contracts are recognized at the higher of:

-	The amount of the liability determined in accordance with the accounting policy described in Note 3.l; and
-	The amount of the asset initially recognized less, if appropriate,any accumulated amortization recognized in accordance with the revenue recognition policies described in Note 3.p.

Measurement of fair value

g)    Measurement of fair value

The fair value of an asset or liability is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market, namely, the market with the greatest volume and level of activity for that asset or liability. In the absence of a principal market, it is assumed that the transaction is carried out in the most advantageous market available to the entity, namely, the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability.

In estimating fair value, the Group uses valuation techniques that are appropriate for the circumstances and for which there is sufficient data to perform the measurement, where it maximizes the use of relevant observable data and minimizes the use of unobservable data.

Given the hierarchy explained below, data used in the valuation techniques, assets and liabilities measured at fair value can be classified at the following levels:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices). The methods and assumptions used to determine the fair values at Level 2 by type of financial assets or financial liabilities take into consideration estimated future cash flows discounted at market rates. Future cash flows for financial assets and financial liabilities are discounted with the zero coupon interest rate curves for each currency (these valuations are carried out using external tools such as Bloomberg); and

Level 3: Inputs for assets or liabilities that are not based on observable market data (unobservable inputs).

The Group takes into account the characteristics of the asset or liability when measuring fair value, in particular:

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For non-financial assets, fair value measurement takes into account the ability of a market participant to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset at its highest and best use;

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For liabilities and equity instruments, the fair value measurement assumes that the liability would not be settled and an equity instrument would not be cancelled or otherwise extinguished on the measurement date. The fair value of the liability reflects the effect of non-performance risk, namely, the risk that an entity will not fulfill the obligation, which includes, but is not limited to, the Company’s own credit risk;

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For derivatives not traded on active markets, the fair value is determined by using the discounted cash flow method and generally accepted options valuation models, based on current and future market conditions as of the close of the financial statements. This methodology also adjusts the value based on the Company’s own credit risk (Debt Valuation Adjustment, DVA), and the counterparty risk (Credit Valuation Adjustment, CVA). These CVA and DVA adjustments are measured on the basis of the potential future exposure of the instrument (creditor or borrower position) and the risk profile of both the counterparties and the Group itself; and

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For financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risks, it is permitted to measure the fair value on a net basis. However, this must be consistent with the manner in which market participants would price the net risk exposure at the measurement date.

Financial assets and liabilities measured at fair value are shown in Note 21.

Investments accounted for using the equity method

h)    Investments accounted for using the equity method

The Group’s interests in joint ventures and associates are recognized using the equity method.

Under the equity method, an investment in an associate or joint venture is initially recognized at cost. As of the acquisition date, the investment is recognized in the statement of financial position based on the share of its equity that the Group’s interest represents in its capital, adjusted for, if appropriate, the effect of transactions with the Group plus any goodwill generated in acquiring the associate or joint venture. If the resulting amount is negative, zero is recorded for that investment in the statement of financial position, unless the Group has a present obligation (either legal or constructive) to support the investee’s negative equity situation, in which case a provision is recognized.

Goodwill from the associate or joint venture is included in the carrying amount of the investment. It is not amortized but is subject to impairment testing as part of the overall investment carrying amount when there are indicators of impairment.

Dividends received from these investments are deducted from the carrying amount of the investment, and any profit or loss obtained from them to which the Group is entitled based on its ownership interest is recognized under “Share of profit (loss) of associates accounted for using equity method”.

Appendix 2 “Associates and Joint Ventures” to these consolidated financial statements, describes the relationship of the Company with each of these companies.

Inventories

i)    Inventories

Inventories are measured at their weighted average acquisition cost or the net realizable value, whichever is lower. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

The cost of inventories includes all costs of purchase and all necessary costs incurred in bringing the inventories to their present location and condition. Trade discounts, rebates and other similar items are deducted in determining the costs of purchase.

Non-current assets (or disposal groups of assets) held for sale or distribution to owners and discontinued operations

j)    Non-current assets (or  disposal groups of assets) held for sale or distribution to owners and discontinued operations

Non-current assets including property, plant and equipment, intangible assets, investments accounted for using the equity method and joint ventures and disposal groups (a group of assets to be disposed of and the liabilities directly associated with those assets) are classified as:

-	Held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use; or
-	Held for distribution to owners when the entity is committed to distribute the assets (or disposal groups) to the owners.

For the above classifications, the assets must be available for immediate sale or distribution in their present condition and its sale or distribution is highly probable. For a transaction to be considered highly probable, management must be committed to the sale or distribution and actions to complete the transaction must have been initiated and should be expected to be completed within one year from the date of classification.

Actions required to complete the sale or distribution plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale or distribution is highly probable.

Non-current assets or disposal groups held-for-sale or held for distribution to owners are measured at the lower of their carrying amount and fair value less costs to sell or costs to distribute, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale or held for distribution to owners.

Assets that are no longer classified as held for sale or held for distribution to owners, or are no longer part of a disposal group, are measured at the lower of their carrying amounts before being classified as held for sale or held for distribution less any depreciations, amortizations or revaluations that would have been recognized if they had not been classified as held for sale or held for distribution to owners and their recoverable amount at the date of subsequent decision where would be reclassified as non-current assets.

Non-current assets held for sale and the components of the disposal groups classified as held for sale or held for distribution to owners are presented in the consolidated statement of financial position as a single line item within assets called “Non-current assets or disposal groups held for sale or for distribution to owners”, and the respective liabilities are presented as a single line item within liabilities called “Liabilities included in disposal groups held for sale or for distribution to owners”.

The Group classifies as discontinued operations those components of the Group that either have been disposed of, or are classified as held for sale and:

-	represents a separate major lines of business or geographical area of operations;
-	is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
-	is a subsidiary acquired exclusively with a view to resale.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or groups constituting the discontinued operation are presented as a single line item in the consolidated comprehensive income statement as “Income after tax from discontinued operations”.

Treasury shares

k)    Treasury shares

Treasury shares are deducted from equity in the consolidated statement of financial position and measured at acquisition cost.

Gains and losses from the disposal of treasury shares are recognized directly in “Equity – Retained earnings”, without affecting profit or loss for the period.

Provisions

l)    Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as a finance cost. Incremental legal cost expected to be incurred in resolving a legal claim is included in measuring of the provision.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current, best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A contingent liability does not result in the recognition of a provision. Legal costs expected to be incurred in defending a legal claim are expensed as they are incurred. Significant contingent liabilities are disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote.

l.1) Provisions for post-employment benefits and similar obligations

Some of the Group’s subsidiaries have pension and similar obligations to their employees. Such obligations, related to defined benefit plans, are basically formalized through pension plans, except for certain non-monetary benefits, mainly electricity supply commitments, which, due to their nature, have not been externalized and are covered by the related in-house provisions.

For defined benefit plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. Past service costs relating to changes in benefits are recognized immediately.

The defined benefit plan obligations in the statement of financial position represent the present value of the accrued obligations, adjusted, once the fair value of the different plans’ assets has been deducted, if any.

Actuarial gains and losses arising in measurement of both the plan liabilities and the plan assets are recognized directly in other comprehensive income.

Translation of foreign currency balances

m)    Translation of foreign currency balances

Transactions carried out by each entity in a currency other than its functional currency are recognized using the exchange rates prevailing as of the date of the transactions. During the year, any differences that arise between the prevailing exchange rate at the date of the transaction and the exchange rate as of the date of collection or payment are recognized as “Foreign currency exchange losses, net” in the consolidated statement of comprehensive income.

Likewise, at the end of each reporting period, receivable or payable balances denominated in a currency other than each entity’s functional currency are translated using the closing exchange rate. Any differences are recorded as “Foreign currency exchange losses, net” in the consolidated statement of comprehensive income.

The Group has established a policy to hedge the portion of revenue from its consolidated subsidiaries that is directly linked to variations in the U.S. dollar, through obtaining financing in such currency. Exchange differences related to this debt, which is regarded as the hedging instrument in cash flow hedge transactions, are recognized, net of taxes, in other comprehensive income and are accumulated in an equity reserve and reclassified to profit or loss when the hedged cash flows affect profit or loss. This term has been estimated at ten years.

Current/non-current classification

n)    Current/non-current classification

In these consolidated statements of financial position, assets and liabilities expected to be recovered or settled within twelve months are presented as current items, except for post-employment and other similar obligations. Those assets and liabilities expected to be recovered or settled in more than twelve months are presented as non-current items. Deferred income tax assets and liabilities are classified as non-current.

When the Group has any obligations that mature in less than twelve months but can be refinanced over the long term at the Group’s discretion, through unconditionally available credit agreements with long-term maturities, such obligations are classified as non current liabilities.

Income taxes

o)    Income taxes

Income tax expense for the period is determined as the sum of current taxes from each of the Group’s subsidiaries and results from applying the tax rate to the taxable income for the period, after permitted deductions have been made, plus any changes in deferred tax assets and liabilities and tax credits, both for tax losses and deductions. Differences between the carrying amount and tax basis of assets and liabilities generate deferred tax assets and liabilities, which are calculated using the tax rates expected to apply when the assets and liabilities are realized or settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for all deductible temporary differences, tax losses and unused tax credits to the extent that it is probable that sufficient future taxable profits exist to recover the deductible temporary differences and make use of the tax credits. Such deferred tax asset is not recognized if the deductible temporary difference arises from the initial recognition of an asset or liability that:

-	Did not arise from a business combination; and
-	At initial recognition affected neither accounting profit nor taxable profit (loss).

With respect to deductible temporary differences associated with investments in subsidiaries, associates and joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for all temporary differences, except those derived from the initial recognition of goodwill and those that arose from investments in subsidiaries, associates and joint ventures in which the Group can control their reversal and where it is probable that they will not be reversed in the foreseeable future.

Current tax and changes in deferred tax assets or liabilities are recognized in profit or loss or in equity, depending on where the gains or losses that triggered these tax entries have been recognized.

Any tax deductions that can be applied to current tax liabilities are credited to earnings within the line item “Income tax expenses”, except when uncertainty about their tax realization exists, in which case they are not recognized until they are effectively realized, or when they correspond to specific tax incentives, in which case they are recorded as government grants.

At the end of each reporting period, the Group reviews the deferred taxes assets and liabilities recognized, and makes, if any, necessary corrections based on the results of this analysis.

Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position if has a legally enforceable right to set off current tax assets against current tax liabilities, and only when the deferred taxes relate to income taxes levied by the same taxation authority.

Revenue and expense recognition

p)    Revenue and expense recognition

Revenue is recognized when (or as) the control over a good or service is transferred to the customer. Revenue is measured based on the consideration to which it is expected to be entitled for said transfer of  control, excluding the amounts collected on behalf of third parties.

The Group analyzes and takes into consideration all the relevant facts and circumstances for revenue recognition, applying the, five step of the model established by IFRS 15: 1) Identifying the contract with a customer; 2) Identifying the performance obligations; 3) Determining the transaction price; 4) Allocating the transaction price; and 5) Recognizing revenue.

The following are the criteria for revenue recognition by type of good or service provided by the Group:

•

Electricity supply (sale and transportation): Corresponds to a single performance obligation that transfers to the customer a number of different goods/services that are substantially the same and that have the same transfer pattern. Since the customer receives and simultaneously consumes the benefits provided by the Company, it is considered a performance obligation satisfied  over time. In these cases, the Company applies an output method to recognize revenue in the amount to which it is entitled to bill for electricity supplied to date.

Revenue is recorded according to the physical deliveries of energy and power, at the prices established in the respective contracts, at the prices stipulated in the electricity market by the current regulations or at the marginal cost of energy and power, depending on whether free customers, regulated customers or energy trading in the spot market, are involved, respectively.

This revenue includes an estimate of the goods/services provided and not invoiced at the balance sheet date (see Note 2.3, Note 26  and Appendix 4.2).

•	Sale and Transportation of Gas: revenue is recognized over time, based on the actual physical deliveries of gas in the period of consumption, at the prices established in the respective contracts.
•

Other services: mainly the provision of supplementary services to the electricity business, construction of works and engineering and consulting services. Customers control committed assets as they are created or improved. Therefore, the Company recognizes this revenue over time based on the progress, measuring progress through output methods (performance completed to date, milestones reached, etc.), or resource methods (resources consumed, hours of labor spent, etc.), as appropriate in each case.

In contracts in which multiple committed goods and services are identified, the recognition criteria will be applied to each of the identifiable performance obligation of the transaction, based on the control transfer pattern of each good or service that is separate and an independent selling price allocated to each of them, or to two or more transactions jointly, when these are linked to contracts with customers that are negotiated with a single commercial purpose and the goods and services committed represent a single performance obligation and their selling prices are not independent

Enel Generación Chile, determines the existence of significant financing components in its contracts, adjusting the value of the consideration if applicable, to reflect the effects of the time value of money. However, the Group applies the practical solution provided by IFRS 15, and will not adjust the value of the consideration committed for the purpose of a significant financing component, if the Company expects, at the beginning of the contract, that the period between the payment and the transfer of goods or service to the customer is one year or less.

The Group excludes the gross revenue of economic benefits received when acting as an agent or broker on behalf of third parties from the revenue figure. The Group only records as revenue the payment or commission to which it expects to be entitled.

Given that the Company mainly recognizes revenue for the amount to which it has the right to invoice, it has decided to apply the practical disclosure solution provided in IFRS 15, through which it is not required to disclose the aggregate amount of the transaction price allocated to the obligations of performance not met (or partially not met) at the end of the reporting period.

In addition, the Group evaluates the existence of incremental costs of obtaining a contract and costs directly related to the fulfillment of a contract. These costs are recognized as an asset, if their recovery is expected, and amortized in a manner consistent with the transfer of the related goods or services. As a practical solution, the incremental costs of obtaining a contract can be recognized as an expense, if the depreciation period of the asset that has been recognized is one year or less. Costs that do not qualify for capitalization are recognized as expenses at the time they are incurred, unless they are explicitly attributable to the customer. As of December 31, 2019 and 2018, the Group has not incurred costs to obtain or fulfill a contract which meet the conditions for such capitalization. The costs incurred to gain a contract are substantially commission payments for sales that, although they are incremental costs, are related to short-term contracts or performance obligations that are met at a certain point; therefore, the Group has decided to recognize these costs as an expense when they occur.

Interest revenue (expenses) is (are) recorded considering the effective interest rate applicable to the principal with pending amortization, during the corresponding accrual period.

Earnings per share

q)    Earnings per share

Basic earnings per share are calculated by dividing net income attributable to shareholders of the Parent Company by the weighted average number of ordinary shares outstanding during the period, excluding the average number of shares of the Parent Company held by other subsidiaries within the Group, if any.

Basic earnings per share for continuing and discontinued operations are calculated by dividing net income from continuing and discontinued operations attributable to shareholders of the Parent Company (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the year, excluding the average number of shares of the Parent Company held by other subsidiaries within the Group, if any.

Diluted earnings per share is calculated by dividing net income to shareholders of the Parent Company by the weighted-average number of ordinary shares outstanding during the period plus the weighted-average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares, if any.

Dividends

r)    Dividends

Article No. 79 of the Chilean Corporations Law (Law No. 18,046) establishes that, unless unanimously agreed otherwise by the shareholders of all issued shares, listed corporations must distribute a cash dividend to shareholders on an annual basis, pro rata to the shares owned or the proportion established in the company’s by-laws if there are preferred shares, of at least 30% of net income for each period, except when accumulated losses from prior years must be absorbed.

As it is practically impossible to achieve a unanimous agreement given the Group’s highly fragmented share capital, at the end of each reporting period the amount of the minimum statutory dividend obligation to its shareholders is determined, net of interim dividends approved during the fiscal year, and then accounted for in “Trade and other current payables” and “Accounts payable to related companies”, as appropriate, and recognized in Equity.

Interim and final dividends are deducted from Equity as soon as they are approved by the competent body, which in the first case is normally the Company’s Board of Directors and in the second case is the shareholders as agreed at an Ordinary Shareholders’ Meeting.

Statement of cash flows

s)    Statement of cash flows

The statement of cash flows reflects changes in cash and cash equivalents that took place during the period, determined with the direct method. It uses the following expressions and corresponding meanings:

-	Cash flows: inflows and outflows of cash or cash equivalents, which are defined as highly liquid investments maturing in less than three months with a low risk of changes in value.
-	Operating activities: the principal revenue-producing activities of the Group and other activities that cannot be considered investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

Financing activities: activities that result in changes in the size and composition of the total equity and borrowings of the Group.

Segmentation criteria

t)    Segmentation criteria

To identify the reporting operating segments, the Group considers how operating results are regularly presented for decision-making by Management and the aggregation criteria, according to the provisions of IFRS 8 Operating Segments.

Enel Generación Chile’s main business is the generation and sale of electricity. This business requires thermoelectric, hydroelectric and wind power plants, whose economic management and operating decision making is carried out as a single generation unit. The commercial policy is optimized by considering the portfolio of all the plants in order to maximize the variable margin and minimize business volatility (hydrology, demand, fuel prices, etc.) and therefore there is no allocation of contracts per plant.

The Group’s generating plants operate within Chilean the National Electric System, in which the generation of each of the generating units is defined by the National Electric Coordinator. On the other hand, consistent with its commercial policy, the Group submits bids to tenders for regulated supply, considering jointly all the generation assets in the country, with the contracts not being separable by generation unit. Therefore, geographical segmentation is not applicable.

As a result, for the purposes of applying IFRS 8, all of the businesses described above are defined as one single operating segment for the Company.